UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
November 30*
Date of reporting period:
November 30, 2025
*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Opportunistic Bond Fund. The remaining series of the Registrant have fiscal year ends other than November 30.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global Opportunistic
Bond Fund
Class A-MGBAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$96	0.94%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class A shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.65%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	4.65%	0.52%	2.68%
A with initial sales charge (4.25%)	0.20%	(0.35)%	2.23%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBA-ANN

MFS® Global Opportunistic
Bond Fund
Class B-MGBBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$172	1.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class B shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 3.88%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	3.88%	(0.22)%	1.92%
B with CDSC (declining over six years from 4% to 0%)×	(0.12)%	(0.57)%	1.92%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBB-ANN

MFS® Global Opportunistic
Bond Fund
Class C-MGBDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$171	1.68%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class C shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 3.88%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	3.88%	(0.22)%	1.92%
C with CDSC (1% for 12 months)×	2.88%	(0.22)%	1.92%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBC-ANN

MFS® Global Opportunistic
Bond Fund
Class I-MGBJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$70	0.68%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class I shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.91%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	4.91%	0.76%	2.94%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBI-ANN

MFS® Global Opportunistic
Bond Fund
Class R1-MGBKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$172	1.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R1 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 3.88%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	3.88%	(0.24)%	1.90%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR1-ANN

MFS® Global Opportunistic
Bond Fund
Class R2-MGBLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$122	1.19%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R2 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.39%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	4.39%	0.28%	2.43%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 4.27%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR2-ANN

MFS® Global Opportunistic
Bond Fund
Class R3-MGBMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$95	0.93%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R3 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.65%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	4.65%	0.51%	2.67%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR3-ANN

MFS® Global Opportunistic
Bond Fund
Class R4-MGBNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$70	0.68%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R4 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 4.91%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	4.91%	0.78%	2.94%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR4-ANN

MFS® Global Opportunistic
Bond Fund
Class R6-MGBOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended November 30, 2025, Class R6 shares of the MFS Global Opportunistic Bond Fund (fund) provided a total return of 5.00%, at net asset value. This compares with a return of 4.28% for the fund’s benchmark, the Bloomberg Global Aggregate Index (USD Hedged).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    The fund’s exposure to collateralized loan obligations (CLOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector supported relative performance. An overweight exposure to the industrials sector also benefited relative returns. From a credit quality perspective, the fund’s out-of-benchmark exposure to below investment grade bonds, and an overweight exposure to BBB -rated bonds, further strengthened relative results. Regional allocation also added to relative performance, particularly exposures to the United States and Europe.
    Favorable security selection within both the treasury and industrial sectors benefited relative returns. From a credit quality perspective, security selection among BBB -rated issuers supported relative results. The fund's underweight exposure to the US dollar and yield curve positioning, particularly along the USD yield curve, were additional factors that contributed to relative performance.
  Top detractors from performance relative to the Bloomberg Global Aggregate Index (USD Hedged):
    Foreign exchange decisions, most notably from the fund's overweight exposure to the euro, Japanese yen and Chinese yuan currencies, weighed on relative performance. Yield curve positioning along both the Chinese and Japanese yield curves also held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 11/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	5.00%	0.87%	3.04%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index (USD Hedged) ∆	4.28%	0.44%	2.39%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund’s investment policies and strategies changed effective April 30, 2021.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 11/30/25
Net Assets ($):	1,042,776,960	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	896	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	5,420,449
Portfolio Turnover Rate (%):	133
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 11/30/25)
Portfolio structure
	Long	Short	Net
Fixed Income	143.9%	(40.8)%	103.1%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	6.2%	0.0%	6.2%
AA	8.0%	0.0%	8.0%
A	25.7%	0.0%	25.7%
BBB	24.3%	0.0%	24.3%
BB	10.5%	0.0%	10.5%
B	6.2%	0.0%	6.2%
CCC	0.8%	0.0%	0.8%
U.S. Government	4.1%	0.0%	4.1%
Federal Agencies	8.0%	0.0%	8.0%
Not Rated	50.1%	(40.8)%	9.3%
Cash & Cash Equivalents	2.2%	(1.6)%	0.6%
Other	88.4%	(92.1)%	(3.7)%
Fixed income sectors
	Long	Short	Net
Emerging Markets Bonds	28.3%	0.0%	28.3%
Investment Grade Corporates	30.4%	(13.1)%	17.3%
Non-U.S. Government Bonds	28.6%	(13.2)%	15.4%
U.S. Treasury Securities	29.8%	(14.5)%	15.3%
High Yield Corporates	11.4%	0.0%	11.4%
Mortgage-Backed Securities	8.0%	0.0%	8.0%
Collateralized Loan Obligations	2.6%	0.0%	2.6%
Commercial Mortgage-Backed Securities	2.0%	0.0%	2.0%
Residential Mortgage-Backed Securities	1.4%	0.0%	1.4%
Asset-Backed Securities	0.7%	0.0%	0.7%
Municipal Bonds	0.7%	0.0%	0.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
GLBR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the “Fund”). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended November 30, 2025 and 2024, audit fees billed to the Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2025	2024
MFS Global Opportunistic Bond Fund	73,984	68,711

For the fiscal years ended November 30, 2025 and 2024, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Global Opportunistic	0	0	259	267	0	0
Bond Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related	0	0	0	0	245,568	3,600
Entities of MFS Global
Opportunistic Bond Fund*

Fees Billed by E&Y:			Aggregate Fees for Non-audit Services
			2025		2024
To MFS Global Opportunistic Bond Fund,			496,356		309,807
MFS and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Opportunistic Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Opportunistic Bond Fund
Portfolio of Investments − 11/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 98.1%
Aerospace & Defense – 0.5%
Boeing Co., 6.388%, 5/01/2031		$278,000	$302,468
Boeing Co., 5.805%, 5/01/2050		1,246,000	1,240,832
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		639,000	677,647
Thales S.A., 4.25%, 10/18/2031	EUR	600,000	741,926
TransDigm, Inc., 6.375%, 3/01/2029 (n)		$2,602,000	2,679,974
			$5,642,847
Asset-Backed & Securitized – 6.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.106%, 11/15/2054 (i)		$11,592,167	$417,573
AA Bond Co. Ltd., 5.5%, 7/31/2032	GBP	488,000	645,017
ACREC 2021-FL1 Ltd., “C”, FLR, 6.227% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		$2,557,500	2,556,770
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		2,741,639	2,761,231
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		2,351,026	2,350,193
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		1,135,586	1,143,394
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.142% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,399,225
AREIT 2022-CRE6 Trust, “C”, FLR, 6.255% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	527,030
AREIT 2022-CRE6 Trust, “D”, FLR, 6.955% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	557,021
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.357% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		3,802,743	3,800,766
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.705%, 4/15/2053 (i)		1,377,957	61,074
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.329%, 7/15/2054 (i)		8,971,565	441,459
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.679%, 2/15/2054 (i)		14,444,799	904,454
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.853%, 7/15/2053 (i)		10,464,544	527,616
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.248%, 3/15/2054 (i)		6,342,627	245,426
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.956%, 6/15/2054 (i)		19,189,551	624,180
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)		19,648,292	934,151
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.35%, 8/15/2054 (i)		20,376,742	1,009,393
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.8% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		941,760	942,053
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.349% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		754,553	755,023
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		1,301,785	1,330,082
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		77,211	79,640
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		778,244	785,775
BX Trust, 2024-PURE, “A”, FLR, 4.172% (CORRA + 1.9%), 11/15/2041 (n)	CAD	1,959,731	1,406,361
Cathedral Lake VI Ltd., FLR, 5.708% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		$1,783,838	1,780,880
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		377,836	322,547
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		324,086	325,929
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		791,359	796,436
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.868%, 4/15/2054 (i)		7,729,553	221,014
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.067%, 6/15/2063 (i)		11,239,901	418,250
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.132%, 6/15/2064 (i)		9,345,486	385,120
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		2,344,000	2,206,129
Commercial Mortgage Pass-Through Certificates, 2024-YR9, “AS”, 6.182%, 8/15/2057		1,128,169	1,183,717
ELM Trust, 2024-ELM, “B10”, 6.195%, 6/10/2039 (n)		1,580,784	1,590,194
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)		194,910	195,922
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)		100,000	100,267
Empire District Bondco LLC, 4.943%, 1/01/2033		1,287,146	1,307,292
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		360,883	362,605
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		414,634	416,037
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		1,239,000	1,240,593
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)		606,933	620,776
GLBFS-ANN

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		$151,515	$155,191
EQT Trust, 2024-EXTR, “D”, 6.682%, 7/05/2041 (n)		150,000	153,589
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.333% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		677,237	676,533
KREF 2021-FL2 Ltd., “B”, FLR, 5.727% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2039 (n)		2,155,000	2,140,579
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.073% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		1,395,500	1,392,319
MF1 2021-FL5 Ltd., “C”, FLR, 5.773% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		645,000	645,005
MF1 2021-FL6 Ltd., “B”, FLR, 5.727% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		3,800,000	3,792,988
MF1 2022-FL8 Ltd., “C”, FLR, 6.16% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,125,282
MF1 2024-FL14 LLC, “B”, FLR, 6.648% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		848,223	850,098
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.385%, 5/15/2054 (i)		5,588,788	244,487
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.255%, 6/15/2054 (i)		16,061,359	609,106
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		714,236	718,534
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,674,523	1,684,809
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		346,365	350,097
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		1,143,592	1,156,431
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)		809,735	812,339
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.422% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		1,420,561	1,420,528
Shelter Growth CRE Ltd., 2021-FL3, “C”, FLR, 6.223% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		1,212,000	1,211,710
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.877% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,216,968
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.177% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)		238,000	237,529
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.484% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		3,150,000	3,127,701
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.73% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		1,297,029	1,297,831
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		835,599	839,328
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		781,922	783,103
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.617%, 4/15/2054 (i)		9,121,864	521,834
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.616%, 8/15/2054 (i)		15,244,990	931,130
			$68,773,664
Automotive – 0.6%
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$1,557,000	$1,542,233
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		1,514,000	1,274,591
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		949,000	967,404
Hyundai Capital America, 5.25%, 1/08/2027 (n)		248,000	250,798
Hyundai Capital America, 6.375%, 4/08/2030 (n)		825,000	883,514
Hyundai Capital America, 4.5%, 9/18/2030 (n)		288,000	288,396
Volkswagen Bank GmbH, 3.5%, 6/19/2031	EUR	900,000	1,048,116
			$6,255,052
Broadcasting – 0.5%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	1,618,000	$2,214,094
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		$2,003,000	2,072,093
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		1,076,000	1,030,129
			$5,316,316
Brokerage & Asset Managers – 1.0%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		$1,294,000	$1,296,345
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)		1,084,000	1,113,360
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,870,000	1,902,325
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	305,946
Low Income Investment Fund, 3.711%, 7/01/2029		555,000	535,256
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,333,000	1,306,010
LPL Holdings, Inc., 5.65%, 3/15/2035		385,000	394,677
LPL Holdings, Inc., 5.75%, 6/15/2035		135,000	139,512
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	770,000	887,146

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$755,000	$785,617
The Carlyle Group, Inc., 5.05%, 9/19/2035		1,640,000	1,616,315
			$10,282,509
Building – 0.7%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$1,945,000	$2,043,403
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	780,000	1,022,000
Ferguson Enterprises, Inc., 5%, 10/03/2034		$956,000	969,913
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		406,000	411,471
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		404,000	414,133
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		1,060,000	948,190
Vulcan Materials Co., 3.5%, 6/01/2030		779,000	756,683
Vulcan Materials Co., 5.7%, 12/01/2054		438,000	446,450
			$7,012,243
Business Services – 1.0%
Accenture Capital, Inc., 4.25%, 10/04/2031		$506,000	$507,224
Accenture Capital, Inc., 4.5%, 10/04/2034		338,000	335,539
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	1,614,000	1,975,593
Experian Finance PLC, 3.51%, 12/15/2033		720,000	836,612
Experian Finance PLC, 3.375%, 10/10/2034		1,010,000	1,159,525
Fiserv, Inc., 4.4%, 7/01/2049		$873,000	695,572
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		2,205,000	2,201,115
Mastercard, Inc., 4.55%, 1/15/2035		640,000	643,931
Mastercard, Inc., 3.85%, 3/26/2050		309,000	247,853
Paychex, Inc., 5.1%, 4/15/2030		312,000	320,635
Paychex, Inc., 5.35%, 4/15/2032		770,000	800,783
Visa, Inc., 3.875%, 5/15/2044	EUR	430,000	493,377
			$10,217,759
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$264,000	$275,280
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		609,000	629,248
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		834,000	799,079
Comcast Corp., 6.05%, 5/15/2055		764,000	773,331
Summer BidCo B.V., 0%, 2/15/2029	EUR	310,750	364,342
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (n)(p)		1,578,092	1,850,248
Videotron Ltd., 3.625%, 6/15/2029 (n)		$1,302,000	1,269,070
			$5,960,598
Chemicals – 0.4%
Arkema S.A., 3.5%, 9/12/2034	EUR	700,000	$790,321
Chemours Co., 4.625%, 11/15/2029 (n)		$1,445,000	1,290,812
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	1,590,000	1,872,913
			$3,954,046
Computer Software – 0.5%
Fair Isaac Corp., 6%, 5/15/2033 (n)		$2,624,000	$2,697,078
Microsoft Corp., 2.525%, 6/01/2050		515,000	325,560
Microsoft Corp., 2.675%, 6/01/2060		607,000	361,577
Oracle Corp., 4.8%, 9/26/2032		379,000	372,597
Oracle Corp., 4%, 7/15/2046		443,000	323,456

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Sage Group PLC, 2.875%, 2/08/2034	GBP	614,000	$692,126
			$4,772,394
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$626,000	$639,744
Conglomerates – 0.5%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	590,000	$687,139
nVent Finance S.à r.l., 5.65%, 5/15/2033		$300,000	314,379
Regal Rexnord Corp., 6.05%, 4/15/2028		989,000	1,023,608
Regal Rexnord Corp., 6.4%, 4/15/2033		256,000	276,059
Smiths Group PLC, 3.625%, 11/13/2033	EUR	930,000	1,064,441
Veralto Corp., 4.15%, 9/19/2031		649,000	781,768
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$670,000	711,145
Westinghouse Air Brake Technologies Corp., 5.5%, 5/29/2035		635,000	665,313
			$5,523,852
Construction – 0.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,627,000	$1,635,135
Consumer Products – 1.0%
Acushnet Co., 5.625%, 12/01/2033 (n)		$2,095,000	$2,111,277
L'Oréal S.A., 5%, 5/20/2035 (n)		563,000	580,566
Newell Brands, Inc., 6.375%, 5/15/2030		1,729,000	1,661,523
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	1,489,000	1,785,535
Opal Bidco S.A.S., 5.5%, 3/31/2032		100,000	119,915
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		$2,710,000	2,525,269
Unilever Capital Corp., 2.875%, 10/31/2032	EUR	1,220,000	1,398,594
			$10,182,679
Consumer Services – 0.5%
Amber Finco PLC, 6.625%, 7/15/2029 (n)	EUR	478,000	$581,998
Amber Finco PLC, 6.625%, 7/15/2029		1,250,000	1,521,961
Booking Holdings, Inc., 3%, 11/07/2030		930,000	1,077,923
Booking Holdings, Inc., 3.25%, 11/21/2032		810,000	937,228
Booking Holdings, Inc., 4.125%, 5/09/2038		470,000	553,875
Eurofins Scientific SE, 3.875%, 2/05/2033		230,000	267,714
Pluxee N.V., 3.75%, 9/04/2032		700,000	808,715
			$5,749,414
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$597,000	$536,662
Arrow Electronics, Inc., 5.875%, 4/10/2034		499,000	521,711
			$1,058,373
Electronics – 0.3%
Broadcom, Inc., 4.55%, 2/15/2032		$1,049,000	$1,061,410
Broadcom, Inc., 5.2%, 7/15/2035		518,000	539,410
Intel Corp., 5.7%, 2/10/2053		560,000	536,817
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		415,000	400,219
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		191,000	194,344
			$2,732,200

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 2.2%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,958,000	$2,076,756
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		1,494,000	1,586,427
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033	EUR	760,000	894,281
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$494,618	509,456
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		615,000	630,406
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		656,000	671,700
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		2,465,000	2,285,499
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		1,041,000	1,086,318
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,704,429
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		1,460,000	1,548,540
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		1,418,000	1,467,184
OCP S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		677,000	631,302
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,116,323
Petroleos Mexicanos, 10%, 2/07/2033		748,000	863,267
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,238,892
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,740,000	1,823,689
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,481,000	1,595,907
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		992,000	1,056,327
			$22,786,703
Emerging Market Sovereign – 18.7%
Dominican Republic, 4.875%, 9/23/2032		$1,094,000	$1,042,199
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		769,000	780,681
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,168,000	1,198,928
Federative Republic of Brazil, 10%, 1/01/2035	BRL	90,469,000	14,156,231
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)	EUR	12,939,000	15,409,026
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		3,632,000	4,198,795
Kingdom of Thailand, 3.45%, 6/17/2043	THB	83,400,000	3,026,088
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	230,028,000	5,927,656
Oriental Republic of Uruguay, 9.75%, 7/20/2033		93,420,000	2,611,785
Oriental Republic of Uruguay, 8%, 10/29/2035		125,763,733	3,206,442
People's Republic of China, 3.13%, 11/21/2029	CNY	65,610,000	9,870,415
People's Republic of China, 1.43%, 1/25/2030		103,790,000	14,569,965
People's Republic of China, 2.88%, 2/25/2033		103,660,000	15,809,597
People's Republic of China, 1.83%, 8/25/2035		33,000,000	4,648,258
People's Republic of China, 1.98%, 4/25/2045		14,100,000	1,913,919
People's Republic of China, 2.15%, 8/25/2055		12,000,000	1,672,765
Republic of Albania, 4.75%, 2/14/2035 (n)	EUR	628,000	744,306
Republic of Bulgaria, 5%, 3/05/2037		$1,192,000	1,195,625
Republic of Costa Rica, 7.3%, 11/13/2054		1,415,000	1,567,113
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	1,521,000	1,689,745
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$1,545,000	1,604,483
Republic of Hungary, 6%, 9/26/2035 (n)		1,827,000	1,901,818
Republic of Korea, 1.875%, 6/10/2029	KRW	15,314,110,000	9,981,240
Republic of Korea, 1.375%, 6/10/2030		17,902,080,000	11,225,407
Republic of Korea, 2.5%, 9/10/2030		15,300,000,000	10,096,775
Republic of Korea, 1.5%, 12/10/2030		24,350,000,000	15,234,435
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	766,603
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,900,756
Republic of Peru, 5.375%, 2/08/2035		1,561,000	1,601,586
Republic of Peru, 6.85%, 8/12/2035	PEN	29,090,000	9,231,014
Republic of Romania, 6.375%, 1/30/2034		$2,014,000	2,083,998
Republic of Serbia, 6%, 6/12/2034 (n)		665,000	691,551
Republic of South Africa, 7.1%, 11/19/2036 (n)		1,437,000	1,545,684

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of South Africa, 8.75%, 2/28/2048	ZAR	253,500,000	$13,872,837
Sultanate of Oman, 7%, 1/25/2051		$2,550,000	2,929,321
United Mexican States, 7.5%, 5/26/2033	MXN	76,600,000	3,938,352
United Mexican States, 4.5%, 3/19/2034	EUR	1,446,000	1,691,011
			$195,536,410
Energy - Independent – 0.8%
Chord Energy Corp., 6%, 10/01/2030 (n)		$2,104,000	$2,121,440
CNX Resources Corp., 7.25%, 3/01/2032 (n)		1,905,000	1,986,625
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,966,000	1,971,961
Occidental Petroleum Corp., 6.45%, 9/15/2036		777,000	829,661
Pioneer Natural Resources Co., 2.15%, 1/15/2031		596,000	541,792
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		580,000	581,530
			$8,033,009
Energy - Integrated – 0.4%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	760,000	$562,477
BP Capital Markets PLC, 6%, 2/19/2173	GBP	880,000	1,190,181
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	1,010,000	855,147
Orlen S.A., 6%, 1/30/2035		$1,790,000	1,897,351
			$4,505,156
Entertainment – 0.8%
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	1,619,000	$2,255,780
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$595,000	608,126
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		494,000	508,631
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036		326,000	329,551
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		2,426,000	2,420,075
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		2,223,000	2,223,618
			$8,345,781
Financial Institutions – 1.5%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$1,002,000	$1,001,287
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		583,000	578,317
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		2,208,000	2,330,827
Fastighets AB Balder, 4%, 2/19/2032	EUR	410,000	475,783
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$366,000	371,231
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		390,000	418,189
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		546,000	556,764
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		2,305,000	2,399,178
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		1,323,000	1,343,412
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	1,100,000	1,249,610
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035		700,000	812,350
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$1,509,000	1,516,780
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		2,143,000	2,202,657
			$15,256,385
Food & Beverages – 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$1,045,000	$1,006,955
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	230,000	263,059
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$697,000	709,198
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		1,758,000	1,784,437
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		960,000	941,707

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Flowers Foods, Inc., 5.75%, 3/15/2035		$745,000	$752,597
Flowers Foods, Inc., 6.2%, 3/15/2055		229,000	220,737
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		426,000	435,798
Heineken N.V., 3.505%, 5/03/2034	EUR	1,180,000	1,376,350
JBS USA Holding S.à r.l./JBS USA Food Co./JBS USA Foods Group Holdings, Inc., 5.5%, 1/15/2036 (n)		$697,000	713,451
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		542,000	507,861
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		373,000	389,755
Kraft Heinz Foods Co., 4.375%, 6/01/2046		845,000	709,750
Magnum ICC Finance B.V., 3.75%, 11/26/2034	EUR	800,000	927,852
Magnum ICC Finance B.V., 4%, 11/26/2037		620,000	713,785
Mars, Inc., 4.8%, 3/01/2030 (n)		$380,000	389,265
Mars, Inc., 5.2%, 3/01/2035 (n)		998,000	1,032,548
Mars, Inc., 5.7%, 5/01/2055 (n)		915,000	932,698
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	590,000	650,377
Pernod Ricard S.A., 3.25%, 2/04/2033		1,200,000	1,374,235
			$15,832,415
Forest & Paper Products – 0.3%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$1,097,000	$1,084,162
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	800,000	927,238
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031		250,000	291,557
Veritiv Operating Co., 10.5%, 11/30/2030 (n)		$1,166,000	1,253,139
			$3,556,096
Gaming & Lodging – 0.5%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	1,550,000	$1,800,854
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		$1,677,000	1,693,787
Las Vegas Sands Corp., 3.9%, 8/08/2029		1,355,000	1,319,802
Marriott International, Inc., 2.85%, 4/15/2031		843,000	781,975
			$5,596,418
Industrial – 0.5%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$826,000	$858,555
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031 (n)	EUR	431,000	533,026
Pachelbel Bidco S.p.A., 7.125%, 5/17/2031		1,225,000	1,514,982
Prysmian S.p.A., 3.625%, 11/28/2028		700,000	829,578
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,139,079
			$4,875,220
Insurance – 0.6%
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$600,000	$565,363
Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	1,090,000	1,304,478
Corebridge Financial, Inc., 4.35%, 4/05/2042		$978,000	842,248
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		978,000	987,726
Legal and General Group PLC, 4.375%, 9/04/2055	EUR	550,000	643,257
MetLife, Inc., 5.3%, 12/15/2034		$68,000	70,979
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		1,320,000	1,420,905
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		872,000	965,873
			$6,800,829

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	240,000	$316,006
Elevance Health, Inc., 5.375%, 6/15/2034		$495,000	513,500
Humana, Inc., 5.375%, 4/15/2031		404,000	417,981
Humana, Inc., 5.55%, 5/01/2035		1,076,000	1,104,316
UnitedHealth Group, Inc., 5.15%, 7/15/2034		1,018,000	1,052,775
			$3,404,578
Insurance - Property & Casualty – 1.2%
American International Group, Inc., 5.125%, 3/27/2033		$752,000	$777,192
Arthur J. Gallagher & Co., 5%, 2/15/2032		166,000	169,885
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		347,000	384,440
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		616,000	614,127
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		2,242,000	2,327,418
Brown & Brown, Inc., 5.25%, 6/23/2032		164,000	167,910
Brown & Brown, Inc., 6.25%, 6/23/2055		213,000	223,155
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,434,000	1,046,903
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$904,000	944,407
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		872,000	911,737
Hub International Ltd., 7.25%, 6/15/2030 (n)		1,933,000	2,025,368
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	1,030,000	1,183,815
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		$623,000	639,462
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		667,000	653,326
			$12,069,145
International Market Quasi-Sovereign – 1.5%
Belfius Bank S.A. (Kingdom of Belgium), 3.375%, 2/20/2031	EUR	1,200,000	$1,396,253
EnBW International Finance B.V. (Federal Republic of Germany), 4.3%, 5/23/2034		650,000	797,668
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035		630,000	736,593
ESB Finance DAC (Republic of Ireland), 1.875%, 6/14/2031		690,000	753,398
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		885,000	1,045,143
Landsbankinn hf. (Republic of Iceland), 3.625%, 11/03/2032		490,000	562,606
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		950,000	1,094,727
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$724,000	757,075
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032	EUR	1,420,000	1,667,386
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034		1,140,000	1,352,718
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	791,252
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033	EUR	730,000	837,215
RTE Reseau de Transport d'Electricite (Republic France), 3.5%, 10/02/2036		900,000	1,018,658
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		1,830,000	1,847,850
Swisscom Finance B.V., 3.625%, 11/17/2037		1,360,000	1,566,510
			$16,225,052
International Market Sovereign – 17.8%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	30,871,000	$15,687,472
Federal Republic of Germany, 2.5%, 8/15/2054	EUR	1,750,000	1,725,512
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	460,350
Government of Bermuda, 5%, 7/15/2032 (n)		1,933,000	1,969,360
Government of Canada, 2.75%, 12/01/2055	CAD	3,529,000	2,138,390
Government of Japan, 1.3%, 9/20/2030	JPY	3,659,000,000	23,416,991
Government of Japan, 0.3%, 12/20/2039		1,531,300,000	7,469,182
Government of Japan, 0.4%, 3/20/2050		1,826,750,000	6,321,673
Government of Japan, 2.4%, 3/20/2055		925,750,000	4,915,475
Government of New Zealand, 1.75%, 5/15/2041	NZD	3,995,000	1,532,637
Government of New Zealand , 2%, 5/15/2032		3,060,000	1,562,740

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Spain, 3.15%, 4/30/2035 (n)	EUR	5,923,000	$6,889,856
Kingdom of Spain, 3.9%, 7/30/2039 (n)		10,288,000	12,439,822
Republic of Finland, 3%, 9/15/2035 (n)		2,061,000	2,383,117
Republic of France, 2.7%, 2/25/2031 (n)		8,800,000	10,189,626
Republic of France, 3.5%, 11/25/2035 (n)		7,200,000	8,415,400
Republic of France, 3.25%, 5/25/2055 (n)		7,600,000	7,279,186
Republic of Iceland, 5%, 11/15/2028	ISK	460,500,000	3,446,055
Republic of Iceland, 6.5%, 1/24/2031		415,500,000	3,264,237
Republic of Italy, 3.85%, 2/01/2035	EUR	4,742,000	5,744,402
Republic of Italy, 1.45%, 3/01/2036		19,167,000	18,502,235
Republic of Italy, 4.15%, 10/01/2039 (n)		3,041,000	3,685,947
Republic of Italy, 4.3%, 10/01/2054 (n)		5,385,000	6,279,707
United Kingdom Treasury, 4%, 10/22/2031	GBP	11,203,882	14,801,655
United Kingdom Treasury, 1.25%, 10/22/2041		1,826,000	1,449,187
United Kingdom Treasury, 1.5%, 7/22/2047		7,255,000	5,069,520
United Kingdom Treasury, 3.75%, 7/22/2052		8,444,000	8,892,427
			$185,932,161
Internet – 0.1%
Alphabet, Inc., 3.125%, 11/06/2034	EUR	820,000	$941,760
Alphabet, Inc., 4%, 5/06/2054		324,000	359,809
			$1,301,569
Local Authorities – 0.1%
Alliander N.V., 3.5%, 5/06/2037	EUR	620,000	$708,685
Province of British Columbia, 2.95%, 6/18/2050	CAD	1,117,000	626,628
			$1,335,313
Machinery & Tools – 0.4%
CNH Industrial N.V., 3.875%, 9/03/2035	EUR	1,330,000	$1,522,588
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$2,106,000	2,207,284
			$3,729,872
Major Banks – 3.2%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$268,000	$274,844
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		874,000	804,657
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		1,347,000	1,420,242
Bankinter S.A., 3.25%, 11/03/2033	EUR	700,000	807,868
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,545,313
Danske Bank A.S., 1.549%, 9/10/2027 (n)		771,000	756,151
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		926,000	945,629
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		545,000	552,903
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		769,000	781,611
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		1,121,000	1,138,436
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		718,000	737,858
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		739,000	773,398
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,117,689
JPMorgan Chase & Co., 3.588%, 1/23/2036	EUR	810,000	940,976
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$1,319,000	1,393,400
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		352,000	255,079
mBank S.A., 4.034%, 9/27/2030	EUR	700,000	833,206
mBank S.A., 3.771%, 3/03/2032 (w)		100,000	116,504
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		$912,000	936,032

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$1,682,000	$1,640,024
Morgan Stanley, 3.149%, 11/07/2031	EUR	1,060,000	1,227,153
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		$1,324,000	1,387,875
Nationwide Building Society, 4%, 7/30/2035	EUR	670,000	790,490
NatWest Group PLC, 3.632% to 9/03/2033, FLR (EURIBOR - 3mo. + 1.161%) to 9/03/2034		1,680,000	1,954,584
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$774,000	819,713
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		791,000	831,847
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		1,447,000	1,300,989
UBS Group AG, 5.58%, 5/09/2036 (n)		270,000	283,233
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		1,182,000	1,073,164
Unicaja Banco S.A., 3.5%, 6/30/2031	EUR	1,100,000	1,286,576
UniCredit S.p.A., 3.2%, 9/22/2031		1,010,000	1,169,032
UniCredit S.p.A., 3.725%, 6/10/2035		1,300,000	1,522,568
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$554,000	549,980
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		365,000	379,269
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		909,000	854,081
			$33,202,374
Medical & Health Technology & Services – 1.4%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		$1,944,000	$1,981,068
Baxter International, Inc., 4.9%, 12/15/2030 (w)		251,000	252,457
Baxter International, Inc., 5.65%, 12/15/2035 (w)		318,000	324,068
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,600,000	1,511,513
Concentra, Inc., 6.875%, 7/15/2032 (n)		1,856,000	1,943,187
Encompass Health Corp., 4.75%, 2/01/2030		2,404,000	2,395,161
HCA, Inc., 5.45%, 9/15/2034		125,000	129,750
HCA, Inc., 5.125%, 6/15/2039		430,000	421,036
HCA, Inc., 5.7%, 11/15/2055		507,000	494,735
ICON Investments Six DAC, 5.809%, 5/08/2027		1,013,000	1,033,070
ICON Investments Six DAC, 5.849%, 5/08/2029		323,000	337,290
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,118,000	696,387
ProMedica Toledo Hospital, “B”, 6.015%, 11/15/2048		560,000	557,789
Thermo Fisher Scientific Finance I B.V., 3.628%, 12/01/2035 (w)	EUR	1,160,000	1,353,410
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$1,007,000	1,014,639
			$14,445,560
Metals & Mining – 0.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$1,321,000	$1,157,953
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	1,360,000	1,562,190
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		$1,289,000	1,331,447
Novelis, Inc., 6.875%, 1/30/2030 (n)		1,181,000	1,223,775
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		1,236,000	1,277,841
Samarco Mineracao S.A., 9.5% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,652,964	1,633,070
			$8,186,276
Midstream – 1.4%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		$968,000	$995,886
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		785,000	846,982
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		1,026,000	1,011,240
Energy Transfer LP, 5.95%, 5/15/2054		738,000	711,714
Pembina Pipeline Corp., 5.22%, 6/28/2033	CAD	706,000	540,959
Pembina Pipeline Corp., 4.81%, 3/25/2044		1,307,000	907,571
Plains All American Pipeline LP, 5.7%, 9/15/2034		$734,000	761,100

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline LP, 5.6%, 1/15/2036	$606,000	$615,725
Sunoco LP, 7.25%, 5/01/2032 (n)	2,307,000	2,434,703
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	1,659,000	1,721,405
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)	936,000	937,106
Targa Resources Corp., 4.2%, 2/01/2033	241,000	231,364
Targa Resources Corp., 4.95%, 4/15/2052	695,000	596,013
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	1,279,000	1,310,046
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	921,000	923,275
		$14,545,089
Mortgage-Backed – 8.0%
Fannie Mae, 5%, 8/01/2040	$232,325	$237,889
Fannie Mae, 4%, 9/01/2040 - 11/01/2044	145,981	143,262
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044	1,017,685	1,026,523
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047	516,749	490,862
Fannie Mae, 4%, 9/25/2050 (i)	1,401,822	271,829
Fannie Mae, 4.772%, 9/25/2052	5,663,111	5,558,915
Fannie Mae, 4.872%, 10/25/2052	2,296,495	2,262,045
Fannie Mae, 5.472%, 12/25/2054	1,240,371	1,246,692
Fannie Mae, 5.522%, 1/25/2055	1,916,259	1,928,972
Fannie Mae, 5.272%, 10/25/2055	3,080,938	3,091,783
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 2/01/2054	2,725,923	2,771,081
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	154,223	145,812
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 6/01/2052	5,029,278	4,303,816
Fannie Mae, UMBS, 2%, 5/01/2051 - 3/01/2052	2,708,150	2,214,549
Fannie Mae, UMBS, 3%, 10/01/2051 - 7/01/2052	3,125,801	2,788,012
Fannie Mae, UMBS, 4%, 6/01/2052 - 4/01/2053	3,789,923	3,629,976
Fannie Mae, UMBS, 6%, 8/01/2053	322,869	331,422
Fannie Mae, UMBS, 4.5%, 2/01/2055	774,481	758,347
Freddie Mac, 0.315%, 9/25/2026 (i)	62,189,000	110,019
Freddie Mac, 1.487%, 3/25/2027 (i)	1,517,000	23,819
Freddie Mac, 0.43%, 2/25/2028 (i)	46,151,000	303,272
Freddie Mac, 0.251%, 4/25/2028 (i)	46,683,000	155,996
Freddie Mac, 0.252%, 5/25/2028 (i)	47,225,000	167,814
Freddie Mac, 0.734%, 1/25/2030 (i)	4,840,485	105,969
Freddie Mac, 1.913%, 4/25/2030 (i)	2,395,024	166,098
Freddie Mac, 1.954%, 4/25/2030 (i)	2,589,254	186,506
Freddie Mac, 1.769%, 5/25/2030 (i)	3,408,930	228,032
Freddie Mac, 1.907%, 5/25/2030 (i)	7,523,890	545,763
Freddie Mac, 1.435%, 6/25/2030 (i)	3,170,959	173,016
Freddie Mac, 1.701%, 8/25/2030 (i)	2,931,170	195,097
Freddie Mac, 1.262%, 9/25/2030 (i)	1,901,519	95,423
Freddie Mac, 1.171%, 11/25/2030 (i)	3,948,102	189,597
Freddie Mac, 0.412%, 1/25/2031 (i)	15,592,995	199,148
Freddie Mac, 0.605%, 3/25/2031 (i)	20,285,474	447,790
Freddie Mac, 1.039%, 7/25/2031 (i)	5,068,698	242,054
Freddie Mac, 0.632%, 9/25/2031 (i)	21,590,988	598,049
Freddie Mac, 0.664%, 12/25/2031 (i)	5,486,706	157,769
Freddie Mac, 0.302%, 11/25/2032 (i)	33,028,344	413,495
Freddie Mac, 1.092%, 9/25/2034 (i)	5,029,953	348,123
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	457,643	463,071
Freddie Mac, 5%, 7/01/2041	220,535	228,082
Freddie Mac, 4%, 4/01/2044	23,081	22,501
Freddie Mac, 5.372%, 8/25/2054	2,434,974	2,444,720

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 7.622%, 8/25/2055		$246,454	$247,433
Freddie Mac, 8.022%, 9/25/2055		913,974	958,396
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 11/01/2054		1,034,921	1,079,053
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2054		986,040	977,494
Freddie Mac, UMBS, 3%, 6/01/2050 - 2/01/2053		5,753,749	5,129,577
Freddie Mac, UMBS, 2%, 9/01/2051 - 3/01/2052		5,965,845	4,883,948
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 7/01/2053		3,057,132	2,613,044
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2054		2,766,661	2,770,516
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053		541,919	517,456
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053		1,311,163	1,335,363
Freddie Mac, UMBS, 6%, 12/01/2052 - 8/01/2054		1,252,448	1,287,843
Ginnie Mae, 4.374%, 10/20/2045		881,518	865,160
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052		4,351,838	3,780,035
Ginnie Mae, 2%, 1/20/2052 - 2/20/2052		1,997,312	1,664,366
Ginnie Mae, 3%, 2/20/2052 - 10/20/2052		2,267,264	2,047,721
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052		873,610	835,301
Ginnie Mae, 3.5%, 12/20/2052 - 10/20/2055		1,995,533	1,830,335
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053		1,466,265	1,470,620
Ginnie Mae, 5.5%, 2/20/2053 - 12/20/2054		1,192,737	1,212,269
Ginnie Mae, 5.149%, 10/20/2054		988,870	989,405
Ginnie Mae, 5.427%, 6/20/2055		1,317,378	1,343,933
Ginnie Mae, 5.502%, 6/20/2055		1,380,780	1,380,152
UMBS, TBA, 2%, 12/25/2055		2,600,000	2,115,007
UMBS, TBA, 2.5%, 12/25/2055		300,000	255,199
			$83,002,636
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$460,000	$445,183
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		825,000	717,794
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		2,075,000	2,010,842
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,575,000	1,621,092
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	886,707
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		780,000	829,587
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	737,387
			$7,248,592
Natural Gas - Distribution – 0.5%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$1,162,000	$1,236,890
Engie S.A., 3.25%, 1/11/2032	EUR	900,000	1,043,595
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054		$482,000	494,089
Sempra, 6.375% to 4/01/2031, FLR (CMT - 5yr. + 2.632%) to 4/01/2056		321,000	327,000
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	1,000,000	1,162,068
Vier Gas Transport GmbH, 3.625%, 9/08/2033		900,000	1,041,724
			$5,305,366
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	1,293,000	$1,601,448
Iliad Holding S.A.S., 6.875%, 4/15/2031		300,000	371,566
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$1,128,000	1,163,194
NTT Finance Corp., 3.678%, 7/16/2033	EUR	350,000	412,368
NTT Finance Corp., 4.091%, 7/16/2037		262,000	311,011
Orange S.A., 3.125%, 11/13/2031		900,000	1,044,967
			$4,904,554

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035		$637,000	$661,560
Other Banks & Diversified Financials – 1.4%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	$2,011,638
AIB Group PLC, 3.75%, 3/20/2033	EUR	1,570,000	1,861,140
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		$700,000	744,463
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		597,000	646,112
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,490,000	1,325,073
CaixaBank S.A., 3.75%, 1/27/2036	EUR	600,000	696,807
CaixaBank S.A. , 3.375%, 6/26/2035		1,300,000	1,492,670
Commerzbank AG, 3.625%, 1/14/2032		300,000	353,823
Commerzbank AG, 3.75%, 6/06/2034		600,000	703,344
Commerzbank AG, 3.875%, 10/15/2035		400,000	469,741
Deutsche Bank AG, 3%, 6/16/2029		400,000	464,456
Deutsche Bank AG, 3.375%, 2/13/2031		600,000	698,741
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$369,000	370,777
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		1,189,000	1,265,131
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)		855,000	874,487
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	750,000	875,688
			$14,854,091
Pharmaceuticals – 0.6%
AbbVie, Inc., 5.35%, 3/15/2044		$488,000	$490,711
AbbVie, Inc., 5.4%, 3/15/2054		611,000	609,048
BMS Ireland Capital Funding DAC, 3.363%, 11/10/2033	EUR	670,000	777,664
Eli Lilly & Co., 5.5%, 2/12/2055		$507,000	520,730
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		493,000	524,311
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		733,000	789,936
Rossini S.à r.l., 6.75%, 12/31/2029	EUR	1,619,000	1,975,904
Sandoz Finance B.V., 4%, 3/26/2035		440,000	518,934
			$6,207,238
Precious Metals & Minerals – 0.2%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$1,323,000	$1,329,615
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		926,000	989,647
			$2,319,262
Printing & Publishing – 0.2%
Informa PLC, 3.375%, 6/09/2031	EUR	490,000	$569,413
News Corp., 3.875%, 5/15/2029 (n)		$1,156,000	1,115,445
			$1,684,858
Railroad & Shipping – 0.2%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$1,252,000	$1,257,372
Union Pacific Corp., 3.25%, 2/05/2050		1,326,000	936,656
			$2,194,028
Real Estate - Office – 0.4%
Boston Properties LP, REIT, 3.65%, 2/01/2026		$814,000	$812,871
Boston Properties LP, REIT, 2.75%, 10/01/2026		380,000	375,367
COPT Defense Properties, 4.5%, 10/15/2030		412,000	410,328
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		841,000	835,669
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		235,000	213,832

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – continued
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		$457,000	$477,389
Highwoods Realty LP, 5.35%, 1/15/2033		851,000	854,503
			$3,979,959
Real Estate - Other – 0.3%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$880,000	$808,581
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,931,000	1,992,116
			$2,800,697
Real Estate - Retail – 0.5%
Hammerson PLC, 3.5%, 4/15/2032	EUR	1,462,000	$1,680,903
Hammerson PLC, 5.875%, 10/08/2036	GBP	785,000	1,039,765
Klepierre S.A., 3.75%, 9/30/2037	EUR	500,000	579,443
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,370,000	1,250,345
STORE Capital Corp., REIT, 2.7%, 12/01/2031		62,000	54,800
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		1,043,000	1,023,621
			$5,628,877
Restaurants – 0.1%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$1,361,000	$1,269,331
Retailers – 0.4%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$2,210,000	$2,299,815
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	900,000	1,032,509
Home Depot, Inc., 3.625%, 4/15/2052		$1,158,000	864,688
			$4,197,012
Specialty Chemicals – 0.2%
Linde PLC, 3.4%, 2/14/2036	EUR	400,000	$456,661
Linde PLC, 3.25%, 2/18/2037		900,000	1,008,030
Linde PLC, 3.75%, 11/20/2038		400,000	462,164
			$1,926,855
Specialty Stores – 0.2%
Carvana Co., 9%, 6/01/2031 (n)(p)		$1,476,049	$1,660,068
DICK'S Sporting Goods, 4.1%, 1/15/2052		817,000	604,905
			$2,264,973
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,059,000	$2,151,095
Kroger Co., 5.5%, 9/15/2054		698,000	680,561
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	460,000	534,745
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	780,000	1,012,763
			$4,379,164
Supranational – 1.2%
European Union, 4%, 10/12/2055	EUR	4,976,000	$5,770,296
International Bank for Reconstruction and Development, 4.125%, 10/22/2030	GBP	5,200,000	6,929,206
			$12,699,502

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.8%
America Movil B.V., 3%, 9/30/2030	EUR	1,000,000	$1,159,005
American Tower Corp., 3.625%, 5/30/2032		670,000	786,598
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		600,000	695,964
T-Mobile USA, Inc., 3.875%, 4/15/2030		$657,000	647,170
T-Mobile USA, Inc., 5.05%, 7/15/2033		796,000	817,262
T-Mobile USA, Inc., 5.75%, 1/15/2034		646,000	689,152
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	1,590,000	1,783,340
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030		1,550,000	1,806,397
			$8,384,888
Telephone Services – 0.2%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	450,000	$485,899
Koninklijke KPN N.V., 3.375%, 2/17/2035		700,000	794,970
TELUS Corp., 2.85%, 11/13/2031	CAD	1,970,000	1,348,466
			$2,629,335
Tobacco – 0.2%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	1,110,000	$1,328,654
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$859,000	893,970
			$2,222,624
Transportation - Services – 1.0%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	870,000	$1,016,010
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		410,000	514,693
DSV Finance B.V., 3.375%, 11/06/2034		120,000	137,040
Edge Finco PLC, 8.125%, 8/15/2031	GBP	1,614,000	2,255,217
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$732,000	738,778
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		473,000	499,127
Heathrow Funding Ltd., 3.875%, 1/16/2036	EUR	860,000	987,339
Heathrow Funding Ltd., 5.875%, 5/13/2041	GBP	430,000	561,817
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		$1,754,000	1,640,818
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,392,247
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037		280,000	326,914
			$10,070,000
U.S. Treasury Obligations – 4.1%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$20,340,000	$18,622,224
U.S. Treasury Bonds, 4.75%, 2/15/2045		415,000	421,549
U.S. Treasury Bonds, 4.875%, 8/15/2045		1,464,000	1,509,750
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		7,549,000	7,625,669
U.S. Treasury Notes, 3.625%, 9/30/2030		4,671,000	4,675,379
U.S. Treasury Notes, 4.25%, 5/15/2035		9,459,000	9,654,092
			$42,508,663
Utilities - Electric Power – 3.9%
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036		$864,500	$777,642
AEP Transmission Co. LLC, 5.375%, 6/15/2035		749,000	779,326
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		341,000	342,714
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		864,000	781,258
Amprion GmbH, 3.875%, 6/05/2036	EUR	600,000	700,390
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$222,000	215,805
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	158,587
Bruce Power LP, 2.68%, 12/21/2028	CAD	557,000	394,220

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Bruce Power LP, 4.7%, 6/21/2031	CAD	510,000	$384,014
Bruce Power LP, 4.27%, 12/21/2034		1,252,000	904,731
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$2,748,000	2,560,480
ContourGlobal Power Holdings S.A., 5%, 2/28/2030 (n)	EUR	1,372,000	1,627,277
ContourGlobal Power Holdings S.A., 5%, 2/28/2030		400,000	474,425
Duke Energy Florida LLC, 6.2%, 11/15/2053		$1,040,000	1,137,501
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	1,590,000	1,833,980
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,000,000	1,347,138
Elia Transmission Belgium S.A., 3.5%, 10/08/2035	EUR	900,000	1,035,171
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	498,027
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		1,165,000	1,050,888
Enel Finance International N.V., 5.75%, 9/14/2040	GBP	930,000	1,222,439
Enel Finance International N.V., 5.5%, 6/15/2052 (n)		$299,000	286,368
Energuate Trust, 6.35%, 9/15/2035 (n)		1,020,000	1,015,557
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		239,000	255,039
EPH Financing International A.S., 4.625%, 7/02/2032	EUR	885,000	1,051,770
Eversource Energy, 4.45%, 12/15/2030		$390,000	388,969
Eversource Energy, 5.5%, 1/01/2034		875,000	904,473
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	462,714
Georgia Power Co., 4.95%, 5/17/2033		507,000	519,112
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		2,008,000	2,033,172
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	265,166
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	840,000	984,718
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$721,000	741,558
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		1,118,000	1,163,697
Pacific Gas & Electric Co., 6.1%, 1/15/2029		245,000	256,093
Pacific Gas & Electric Co., 6.4%, 6/15/2033		220,000	238,751
PG&E Corp., 5.25%, 7/01/2030		2,743,000	2,716,900
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		917,000	898,318
PSEG Power LLC, 5.2%, 5/15/2030 (n)		1,026,000	1,052,837
SSE PLC, 3.5%, 3/18/2032	EUR	1,160,000	1,363,963
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$510,000	526,065
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	2,180,000	2,512,734
Xcel Energy, Inc., 4.6%, 6/01/2032		$515,000	514,533
Xcel Energy, Inc., 5.6%, 4/15/2035		87,000	90,600
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		1,665,000	1,744,775
			$40,213,895
Utilities - Gas – 0.6%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$768,000	$781,625
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,050,000	1,054,571
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$290,000	293,857
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,413,000	1,585,363
EP Infrastructure A.S., 4.125%, 2/27/2033		1,361,000	1,568,987
Spire, Inc., 6.25%, 6/01/2056		$1,152,000	1,143,114
			$6,427,517
Utilities - Water – 0.1%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	710,000	$823,871
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2037		680,000	779,895
			$1,603,766
Total Bonds (Identified Cost, $1,010,301,613)			$1,022,799,479

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.01% (v) (Identified Cost, $10,487,242)	10,487,225	$10,489,323

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
OTC Swaptions – 0.0%
iTraxx Europe Crossover Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – 1/21/2026 @ 0.6% (Premiums Paid, $1,012,827)	Put	BNP Paribas	$360,370,000	N/A	$354,260
Written Options (see table below) – (0.0)%
(Premiums Received, $578,155)					$(177,436)
Other Assets, Less Liabilities – 0.9%					9,311,334
Net Assets – 100.0%					$1,042,776,960

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,489,323 and
$1,023,153,739, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$304,098,869, representing 29.2% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

HICP	Harmonized Index of Consumer Prices
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 11/30/25
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
OTC Swaptions
iTraxx Europe Crossover Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	BNP Paribas	N/A	$(360,370,000)	0.7%	1/21/2026	$(177,436)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	3,792,652	USD	2,451,194	Barclays Bank PLC	1/16/2026	$33,824
CAD	3,799,123	USD	2,724,926	Citibank N.A.	1/16/2026	771
CAD	3,480,366	USD	2,486,964	State Street Corp.	1/16/2026	10,040
CAD	3,547,827	USD	2,537,216	UBS AG	1/16/2026	8,187
CLP	4,966,092,396	USD	5,347,369	JPMorgan Chase Bank N.A.	2/19/2026	5,581
CZK	10,979,938	USD	524,822	JPMorgan Chase Bank N.A.	1/16/2026	2,621
CZK	109,028,290	USD	5,182,635	State Street Corp.	1/16/2026	54,748
EUR	4,859,047	USD	5,645,106	Citibank N.A.	1/16/2026	5,526
EUR	4,094,187	USD	4,735,586	State Street Corp.	1/16/2026	25,582
GBP	668,628	USD	870,700	Goldman Sachs International	1/16/2026	14,898
GBP	229,210	USD	301,527	State Street Corp.	1/16/2026	2,062
IDR	99,542,083,000	USD	5,939,265	JPMorgan Chase Bank N.A.	1/30/2026	34,355
JPY	120,834,828	USD	775,805	HSBC Bank	1/16/2026	1,797
MXN	57,974,342	USD	3,101,726	Barclays Bank PLC	1/16/2026	50,390
MXN	63,578,579	USD	3,400,215	Goldman Sachs International	1/16/2026	56,608
NZD	3,167,440	USD	1,814,475	HSBC Bank	1/16/2026	6,681
SGD	4,750,162	USD	3,675,953	Barclays Bank PLC	1/16/2026	2,454
TRY	110,323,307	USD	2,476,924	JPMorgan Chase Bank N.A.	1/16/2026	24,835
ZAR	55,020,256	USD	3,202,743	Citibank N.A.	1/16/2026	1,253
ZAR	18,250,811	USD	1,046,560	Deutsche Bank AG	1/16/2026	16,240
ZAR	18,424,745	USD	1,051,350	Merrill Lynch International	1/16/2026	21,578

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
ZAR	20,008,296	USD	1,135,368	State Street Corp.	1/16/2026	$29,775
USD	1,479,893	CHF	1,173,494	JPMorgan Chase Bank N.A.	1/16/2026	10,793
USD	2,264,617	CHF	1,802,046	Merrill Lynch International	1/16/2026	8,630
USD	1,398,506	EUR	1,194,852	Deutsche Bank AG	1/16/2026	9,001
USD	1,080,462	EUR	925,103	HSBC Bank	1/16/2026	4,650
USD	3,364,335	EUR	2,878,320	JPMorgan Chase Bank N.A.	1/16/2026	17,109
USD	212,857,126	EUR	182,333,590	Morgan Stanley Capital Services LLC	1/16/2026	819,663
USD	11,647,920	EUR	9,970,317	State Street Corp.	1/16/2026	53,344
USD	56,084,675	GBP	42,179,712	Citibank N.A.	1/16/2026	217,690
USD	739,187	GBP	550,468	Goldman Sachs International	1/16/2026	10,092
USD	2,637,892	GBP	1,977,849	HSBC Bank	1/16/2026	18,233
USD	6,068,494	GBP	4,548,185	JPMorgan Chase Bank N.A.	1/16/2026	44,428
USD	5,776,719	JPY	870,053,710	HSBC Bank	1/16/2026	177,708
USD	31,630,236	JPY	4,759,513,142	JPMorgan Chase Bank N.A.	1/16/2026	1,001,593
USD	38,509,541	KRW	54,627,456,406	Barclays Bank PLC	1/16/2026	1,275,794
USD	5,439,124	KRW	7,843,166,810	Citibank N.A.	1/16/2026	93,269
USD	5,594,444	KRW	8,155,580,000	JPMorgan Chase Bank N.A.	1/16/2026	35,649
USD	4,671,443	KRW	6,846,000,000	Merrill Lynch International	1/16/2026	5,251
USD	10,627,447	KRW	14,999,472,707	Morgan Stanley Capital Services LLC	1/16/2026	403,897
USD	3,419,236	NOK	34,554,304	HSBC Bank	1/16/2026	5,864
USD	5,304,706	NZD	9,197,547	State Street Corp.	1/16/2026	16,471
USD	3,659,845	SGD	4,715,925	State Street Corp.	1/16/2026	7,951
						$4,646,886
Liability Derivatives
AUD	8,321,172	USD	5,505,070	JPMorgan Chase Bank N.A.	1/16/2026	$(52,880)
AUD	6,341,099	USD	4,180,987	State Street Corp.	1/16/2026	(26,179)
CAD	5,567,171	USD	4,008,746	JPMorgan Chase Bank N.A.	1/16/2026	(14,556)
CAD	11,567,889	USD	8,299,519	State Street Corp.	1/16/2026	(89)
CHF	2,961,885	USD	3,734,628	Citibank N.A.	1/16/2026	(26,637)
EUR	617,779	USD	722,359	JPMorgan Chase Bank N.A.	1/16/2026	(3,938)
EUR	2,057,931	USD	2,404,840	State Street Corp.	1/16/2026	(11,652)
GBP	3,744,726	USD	4,978,963	Citibank N.A.	1/16/2026	(19,077)
GBP	227,993	USD	304,147	State Street Corp.	1/16/2026	(2,169)
INR	462,414,674	USD	5,196,722	JPMorgan Chase Bank N.A.	1/30/2026	(44,573)
JPY	48,984,955	USD	315,756	Barclays Bank PLC	1/16/2026	(526)
JPY	390,978,412	USD	2,598,422	JPMorgan Chase Bank N.A.	1/16/2026	(82,379)
JPY	362,426,636	USD	2,386,715	State Street Corp.	1/16/2026	(54,411)
NOK	14,655,972	USD	1,468,529	Barclays Bank PLC	1/16/2026	(20,771)
NOK	69,216,274	USD	6,872,447	Merrill Lynch International	1/16/2026	(35,069)
NOK	5,322,803	USD	527,088	Morgan Stanley Capital Services LLC	1/16/2026	(1,287)
NZD	521,000	USD	300,588	Citibank N.A.	1/16/2026	(1,033)
USD	15,170,894	AUD	23,473,426	Barclays Bank PLC	1/16/2026	(209,341)
USD	1,565,342	AUD	2,420,693	JPMorgan Chase Bank N.A.	1/16/2026	(20,742)
USD	7,549,445	AUD	11,570,357	State Street Corp.	1/16/2026	(31,673)
USD	7,232,142	BRL	39,689,414	Barclays Bank PLC	2/03/2026	(101,498)
USD	3,414,501	BRL	18,720,000	Citibank N.A.	2/03/2026	(44,500)
USD	50,627,847	CAD	70,799,500	State Street Corp.	1/16/2026	(167,549)
USD	9,420,309	CNH	66,834,636	Merrill Lynch International	1/16/2026	(62,710)
USD	39,593,641	CNH	281,300,940	State Street Corp.	1/16/2026	(319,530)
USD	5,184,473	CZK	108,570,648	Deutsche Bank AG	1/16/2026	(30,926)
USD	523,713	CZK	11,013,008	JPMorgan Chase Bank N.A.	1/16/2026	(5,318)
USD	116,232	EUR	100,000	Barclays Bank PLC	1/16/2026	(59)
USD	3,201,140	EUR	2,768,214	Citibank N.A.	1/16/2026	(18,042)

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	3,206,633	EUR	2,771,323	HSBC Bank	1/16/2026	$(16,166)
USD	5,776,397	EUR	4,968,985	JPMorgan Chase Bank N.A.	1/16/2026	(2,083)
USD	7,006,132	EUR	6,052,686	State Street Corp.	1/16/2026	(32,594)
USD	6,731,366	GBP	5,138,209	Citibank N.A.	1/16/2026	(74,187)
USD	633,621	GBP	486,482	HSBC Bank	1/16/2026	(10,724)
USD	6,725,227	GBP	5,154,510	State Street Corp.	1/16/2026	(101,916)
USD	5,895,587	IDR	98,361,970,183	Morgan Stanley Capital Services LLC	1/30/2026	(7,213)
USD	4,170,123	JPY	650,635,455	Barclays Bank PLC	1/16/2026	(16,877)
USD	7,747,160	JPY	1,212,901,255	HSBC Bank	1/16/2026	(58,158)
USD	5,157,900	MXN	97,150,881	State Street Corp.	1/16/2026	(124,278)
USD	5,228,706	NOK	53,338,472	Citibank N.A.	1/16/2026	(40,218)
USD	3,091,963	THB	100,025,000	Chase Manhattan Bank	1/16/2026	(27,386)
USD	7,941,618	ZAR	139,691,473	Merrill Lynch International	1/16/2026	(193,040)
USD	8,218,867	ZAR	144,523,027	State Street Corp.	1/16/2026	(197,147)
						$(2,311,101)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 3 yr	Short	AUD	603	$41,817,676	December – 2025	$283,247
Canadian Treasury Bond 10 yr	Long	CAD	103	9,063,322	March – 2026	13,707
Euro-BTP 10 yr	Long	EUR	65	9,151,298	December – 2025	177,032
Euro-Schatz 2 yr	Short	EUR	257	31,891,387	December – 2025	9,741
Long Gilt 10 yr	Long	GBP	70	8,490,840	March – 2026	54,269
U.S. Treasury Bond 30 yr	Long	USD	57	6,693,937	March – 2026	6,906
U.S. Treasury Note 10 yr	Long	USD	355	40,237,031	March – 2026	9,915
U.S. Treasury Note 5 yr	Long	USD	83	9,110,547	March – 2026	2,299
U.S. Treasury Ultra Note 10 yr	Long	USD	206	23,937,844	March – 2026	50,558
						$607,674
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	32	$4,378,304	December – 2025	$(25,690)
Euro-Bund 10 yr	Short	EUR	205	30,647,664	December – 2025	(97,763)
Euro-Buxl 30 yr	Short	EUR	36	4,752,288	December – 2025	(90,289)
U.S. Treasury Note 2 yr	Long	USD	184	38,430,125	March – 2026	(13,908)
						$(227,650)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	206,200,000	centrally cleared	1.645% / Quarterly	CFRR / Quarterly	$94,515	$—	$94,515
Inflation Swaps
10/14/26	USD	141,300,000	centrally cleared	3.17% / At Maturity	CPI-U / At Maturity	$563,781	$—	$563,781

MFS Global Opportunistic Bond Fund
Portfolio of Investments – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives - continued
Inflation Swaps - continued
6/15/30	EUR	17,300,000	centrally cleared	HICP / At Maturity	1.831% / At Maturity	$61,909	$—	$61,909
						$625,690	$—	$625,690
						$720,205	$—	$720,205
Liability Derivatives
Interest Rate Swaps
12/13/29	CNY	79,700,000	centrally cleared	1.490% / Quarterly	CFRR / Quarterly	$(32,985)	$149	$(32,836)
11/26/30	CNY	77,500,000	centrally cleared	1.577% / Quarterly	CFRR / Quarterly	(16)	—	(16)
						$(33,001)	$149	$(32,852)
Inflation Swaps
10/14/28	USD	141,300,000	centrally cleared	CPI-U / At Maturity	2.74% / At Maturity	$(987,607)	$—	$(987,607)
						$(1,020,608)	$149	$(1,020,459)
At November 30, 2025, the fund had cash collateral of $260,000 and other liquid securities with an aggregate value of $7,055,537 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 11/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,011,314,440)	$1,023,153,739
Investments in affiliated issuers, at value (identified cost, $10,487,242)	10,489,323
Cash	97,370
Foreign currency, at value (identified cost, $3,043,171)	3,043,189
Restricted cash for
Forward foreign currency exchange contracts	260,000
Receivables for
Net daily variation margin on open cleared swap agreements	38,504
Forward foreign currency exchange contracts	4,646,886
Investments sold	2,014,202
Fund shares sold	774,782
Interest and dividends	11,328,981
Total assets	$1,055,846,976
Liabilities
Payables for
Distributions	$3,537
Forward foreign currency exchange contracts	2,311,101
Net daily variation margin on open futures contracts	95,237
Investments purchased	5,644,793
When-issued investments purchased	2,020,855
TBA purchase commitments	2,382,116
Fund shares reacquired	171,248
Written options (premiums received, $578,155)	177,436
Payable to affiliates
Investment adviser	75,821
Administrative services fee	1,951
Shareholder servicing costs	12,570
Distribution and service fees	624
Payable for independent Trustees' compensation	25
Deferred foreign capital gains tax expense payable	9,191
Accrued expenses and other liabilities	163,511
Total liabilities	$13,070,016
Net assets	$1,042,776,960
Net assets consist of
Paid-in capital	$1,134,791,552
Total distributable earnings (loss)	(92,014,592)
Net assets	$1,042,776,960
Shares of beneficial interest outstanding	125,426,847

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$13,506,708	1,615,575	$8.36
Class B	30,804	3,704	8.32
Class C	284,711	34,232	8.32
Class I	21,518,254	2,586,680	8.32
Class R1	542,722	65,283	8.31
Class R2	282,330	33,956	8.31
Class R3	1,198,876	144,270	8.31
Class R4	380,562	45,721	8.32
Class R6	1,005,031,993	120,897,426	8.31

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Statement of Assets and Liabilities - continued
(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.73 [100 / 95.75 x $8.36]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 11/30/25 Net investment income (loss)
Income
Interest	$45,549,847
Dividends from affiliated issuers	1,179,715
Dividends from unaffiliated issuers	149,497
Other	62,296
Foreign taxes withheld	59,617
Total investment income	$47,000,972
Expenses
Management fee	$5,561,111
Distribution and service fees	48,189
Shareholder servicing costs	72,826
Administrative services fee	143,051
Independent Trustees' compensation	22,205
Custodian fee	175,350
Shareholder communications	16,747
Audit and tax fees	94,841
Legal fees	5,879
Miscellaneous	225,977
Total expenses	$6,366,176
Fees paid indirectly	(89,324)
Reduction of expenses by investment adviser and distributor	(140,684)
Net expenses	$6,136,168
Net investment income (loss)	$40,864,804
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $62,547 foreign capital gains tax)	$(7,958,818)
Affiliated issuers	(4,542)
Futures contracts	4,168,151
Swap agreements	805,529
Forward foreign currency exchange contracts	(70,543)
Foreign currency	(222,424)
Net realized gain (loss)	$(3,282,647)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$25,112,415
Affiliated issuers	832
Written options	400,719
Futures contracts	(1,403,432)
Swap agreements	(459,179)
Forward foreign currency exchange contracts	(12,586,072)
Translation of assets and liabilities in foreign currencies	86,679
Net unrealized gain (loss)	$11,151,962
Net realized and unrealized gain (loss)	$7,869,315
Change in net assets from operations	$48,734,119
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	11/30/25	11/30/24
Change in net assets
From operations
Net investment income (loss)	$40,864,804	$40,785,599
Net realized gain (loss)	(3,282,647)	(15,870,121)
Net unrealized gain (loss)	11,151,962	57,991,280
Change in net assets from operations	$48,734,119	$82,906,758
Total distributions to shareholders	$(36,026,513)	$(34,576,252)
Change in net assets from fund share transactions	$(25,448,084)	$42,287,868
Total change in net assets	$(12,740,478)	$90,618,374
Net assets
At beginning of period	1,055,517,438	964,899,064
At end of period	$1,042,776,960	$1,055,517,438
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.25	$7.86	$7.96	$9.33	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.30	$0.27	$0.18	$0.13
Net realized and unrealized gain (loss)	0.08	0.34	(0.06)	(1.10)	(0.28)
Total from investment operations	$0.38	$0.64	$0.21	$(0.92)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.25)	$(0.16)	$(0.16)	$(0.18)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.27)	$(0.25)	$(0.31)	$(0.45)	$(0.34)
Net asset value, end of period (x)	$8.36	$8.25	$7.86	$7.96	$9.33
Total return (%) (r)(s)(t)(x)	4.65	8.23	2.68	(10.28)	(1.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.95	0.97	0.95	1.05
Expenses after expense reductions (f)	0.94	0.94	0.95	0.94	0.99
Net investment income (loss)	3.70	3.67	3.41	2.23	1.40
Portfolio turnover rate	133	146	139	150	216
Net assets at end of period (000 omitted)	$13,507	$15,574	$13,538	$15,419	$21,218
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class B	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.21	$7.82	$7.92	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.24	$0.21	$0.12	$0.06
Net realized and unrealized gain (loss)	0.07	0.34	(0.06)	(1.09)	(0.29)
Total from investment operations	$0.31	$0.58	$0.15	$(0.97)	$(0.23)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.19)	$(0.10)	$(0.11)	$(0.10)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.19)	$(0.25)	$(0.39)	$(0.26)
Net asset value, end of period (x)	$8.32	$8.21	$7.82	$7.92	$9.28
Total return (%) (r)(s)(t)(x)	3.88	7.45	1.91	(10.92)	(2.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.70	1.71	1.70	1.80
Expenses after expense reductions (f)	1.69	1.69	1.70	1.69	1.75
Net investment income (loss)	2.95	2.96	2.62	1.47	0.64
Portfolio turnover rate	133	146	139	150	216
Net assets at end of period (000 omitted)	$31	$55	$97	$165	$268
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class C	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.21	$7.83	$7.92	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.24	$0.21	$0.12	$0.06
Net realized and unrealized gain (loss)	0.07	0.33	(0.05)	(1.09)	(0.29)
Total from investment operations	$0.31	$0.57	$0.16	$(0.97)	$(0.23)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.19)	$(0.10)	$(0.11)	$(0.10)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.19)	$(0.25)	$(0.39)	$(0.26)
Net asset value, end of period (x)	$8.32	$8.21	$7.83	$7.92	$9.28
Total return (%) (r)(s)(t)(x)	3.88	7.31	2.04	(10.92)	(2.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.70	1.72	1.70	1.80
Expenses after expense reductions (f)	1.68	1.69	1.70	1.69	1.75
Net investment income (loss)	2.95	2.93	2.65	1.47	0.63
Portfolio turnover rate	133	146	139	150	216
Net assets at end of period (000 omitted)	$285	$310	$328	$420	$812
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class I	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.21	$7.83	$7.92	$9.29	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.32	$0.29	$0.21	$0.16
Net realized and unrealized gain (loss)	0.07	0.33	(0.05)	(1.11)	(0.29)
Total from investment operations	$0.39	$0.65	$0.24	$(0.90)	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.27)	$(0.18)	$(0.18)	$(0.20)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.28)	$(0.27)	$(0.33)	$(0.47)	$(0.36)
Net asset value, end of period (x)	$8.32	$8.21	$7.83	$7.92	$9.29
Total return (%) (r)(s)(t)(x)	4.91	8.38	3.07	(10.11)	(1.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.70	0.71	0.70	0.80
Expenses after expense reductions (f)	0.68	0.68	0.70	0.68	0.74
Net investment income (loss)	3.96	3.90	3.66	2.48	1.64
Portfolio turnover rate	133	146	139	150	216
Net assets at end of period (000 omitted)	$21,518	$15,780	$10,245	$9,541	$12,395
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R1	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.20	$7.82	$7.91	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.24	$0.21	$0.12	$0.06
Net realized and unrealized gain (loss)	0.07	0.33	(0.05)	(1.10)	(0.29)
Total from investment operations	$0.31	$0.57	$0.16	$(0.98)	$(0.23)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.19)	$(0.10)	$(0.11)	$(0.10)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.19)	$(0.25)	$(0.39)	$(0.26)
Net asset value, end of period (x)	$8.31	$8.20	$7.82	$7.91	$9.28
Total return (%) (r)(s)(t)(x)	3.88	7.32	2.05	(11.03)	(2.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	1.70	1.72	1.70	1.80
Expenses after expense reductions (f)	1.69	1.69	1.70	1.69	1.74
Net investment income (loss)	2.96	2.93	2.66	1.51	0.65
Portfolio turnover rate	133	146	139	150	216
Net assets at end of period (000 omitted)	$543	$497	$530	$579	$615
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R2	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.21	$7.82	$7.91	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.28	$0.25	$0.16	$0.11
Net realized and unrealized gain (loss)	0.06	0.34	(0.05)	(1.10)	(0.29)
Total from investment operations	$0.34	$0.62	$0.20	$(0.94)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.23)	$(0.14)	$(0.15)	$(0.15)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.24)	$(0.23)	$(0.29)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$8.31	$8.21	$7.82	$7.91	$9.28
Total return (%) (r)(s)(t)(x)	4.27	7.98	2.56	(10.58)	(1.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.20	1.22	1.20	1.30
Expenses after expense reductions (f)	1.19	1.19	1.21	1.19	1.24
Net investment income (loss)	3.45	3.43	3.17	2.00	1.16
Portfolio turnover rate	133	146	139	150	216
Net assets at end of period (000 omitted)	$282	$396	$411	$656	$822
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R3	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.20	$7.82	$7.92	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.29	$0.27	$0.19	$0.13
Net realized and unrealized gain (loss)	0.07	0.34	(0.06)	(1.10)	(0.28)
Total from investment operations	$0.37	$0.63	$0.21	$(0.91)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.25)	$(0.16)	$(0.16)	$(0.18)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.26)	$(0.25)	$(0.31)	$(0.45)	$(0.34)
Net asset value, end of period (x)	$8.31	$8.20	$7.82	$7.92	$9.28
Total return (%) (r)(s)(t)(x)	4.65	8.12	2.68	(10.24)	(1.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.95	0.97	0.95	1.05
Expenses after expense reductions (f)	0.93	0.93	0.95	0.94	1.00
Net investment income (loss)	3.71	3.65	3.40	2.25	1.39
Portfolio turnover rate	133	146	139	150	216
Net assets at end of period (000 omitted)	$1,199	$815	$499	$435	$566
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R4	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.21	$7.83	$7.92	$9.29	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.32	$0.29	$0.21	$0.15
Net realized and unrealized gain (loss)	0.07	0.33	(0.05)	(1.11)	(0.27)
Total from investment operations	$0.39	$0.65	$0.24	$(0.90)	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.27)	$(0.18)	$(0.18)	$(0.20)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.28)	$(0.27)	$(0.33)	$(0.47)	$(0.36)
Net asset value, end of period (x)	$8.32	$8.21	$7.83	$7.92	$9.29
Total return (%) (r)(s)(t)(x)	4.91	8.38	3.07	(10.11)	(1.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	0.70	0.72	0.70	0.81
Expenses after expense reductions (f)	0.68	0.69	0.70	0.69	0.76
Net investment income (loss)	3.95	3.92	3.67	2.51	1.61
Portfolio turnover rate	133	146	139	150	216
Net assets at end of period (000 omitted)	$381	$252	$192	$181	$213
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R6	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.20	$7.82	$7.91	$9.28	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.32	$0.29	$0.21	$0.17
Net realized and unrealized gain (loss)	0.07	0.33	(0.04)	(1.10)	(0.28)
Total from investment operations	$0.40	$0.65	$0.25	$(0.89)	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.27)	$(0.19)	$(0.19)	$(0.21)
From net realized gain	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.29)	$(0.27)	$(0.34)	$(0.48)	$(0.37)
Net asset value, end of period (x)	$8.31	$8.20	$7.82	$7.91	$9.28
Total return (%) (r)(s)(t)(x)	5.00	8.47	3.16	(10.05)	(1.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.62	0.62	0.61	0.70
Expenses after expense reductions (f)	0.61	0.61	0.61	0.60	0.65
Net investment income (loss)	4.04	4.01	3.76	2.58	1.75
Portfolio turnover rate	133	146	139	150	216
Net assets at end of period (000 omitted)	$1,005,032	$1,021,839	$939,060	$931,367	$1,155,980
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	119	114	N/A	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending November 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Notes to Financial Statements
(1) Business and Organization
MFS Global Opportunistic Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The fund may invest up to 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents more than 20% of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At November 30, 2025, the fund did not have more than 25% of its assets invested in any one industry.
Operating Segments — In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of November 30, 2025 in valuing the fund's assets and liabilities:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$42,508,663	$—	$42,508,663
Non - U.S. Sovereign Debt	—	433,179,828	—	433,179,828
Municipal Bonds	—	7,248,592	—	7,248,592
U.S. Corporate Bonds	—	220,660,654	—	220,660,654
Residential Mortgage-Backed Securities	—	97,035,956	—	97,035,956
Commercial Mortgage-Backed Securities	—	20,746,255	—	20,746,255
Asset-Backed Securities (including CDOs)	—	33,994,089	—	33,994,089
Foreign Bonds	—	167,425,442	—	167,425,442
Purchased Options	—	354,260	—	354,260
Investment Companies	10,489,323	—	—	10,489,323
Total	$10,489,323	$1,023,153,739	$—	$1,033,643,062

Other Financial Instruments
Futures Contracts – Assets	$607,674	$—	$—	$607,674
Futures Contracts – Liabilities	(227,650)	—	—	(227,650)
Forward Foreign Currency Exchange Contracts – Assets	—	4,646,886	—	4,646,886
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,311,101)	—	(2,311,101)
Swap Agreements – Assets	—	720,205	—	720,205
Swap Agreements – Liabilities	—	(1,020,459)	—	(1,020,459)
Written Options - Liabilities	—	(177,436)	—	(177,436)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2025 as reported in the Statement of Assets and Liabilities:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Written Option Contracts	$—	$(177,436)
Credit	Purchased Option Contracts	354,260	—
Interest Rate	Futures Contracts	607,674	(227,650)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,646,886	(2,311,101)
Interest Rate	Cleared Swap Agreements	720,205	(1,020,459)
Total		$6,329,025	$(3,736,646)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended November 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$4,168,151	$733,265	$—	$—
Foreign Exchange	—	—	(70,543)	—
Credit	—	72,264	—	(376,061)
Total	$4,168,151	$805,529	$(70,543)	$(376,061)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended November 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(1,403,432)	$(231,081)	$—	$—	$—
Foreign Exchange	—	—	(12,586,072)	—	—
Credit	—	(228,098)	—	(180,130)	400,719
Total	$(1,403,432)	$(459,179)	$(12,586,072)	$(180,130)	$400,719
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of November 30, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(95,237)
Cleared Swap Agreements (a)	38,504	—
Forward Foreign Currency Exchange Contracts	4,646,886	(2,311,101)
Purchased Options (a)	354,260	—
Written Options	—	(177,436)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$5,039,650	$(2,583,774)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	461,597	(1,276,858)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$4,578,053	$(1,306,916)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at November 30, 2025:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$1,362,462	$(349,072)	$(1,013,390)	$—	$—
BNP Paribas	354,260	(177,436)	(166,516)	(10,308)	—
Citibank N.A.	318,509	(223,694)	—	(70,000)	24,815
Deutsche Bank AG	25,241	(25,241)	—	—	—
Goldman Sachs International	81,598	—	—	—	81,598
JPMorgan Chase Bank N.A.	1,176,964	(226,469)	(851,773)	—	98,722
Merrill Lynch International	35,459	(35,459)	—	—	—
Morgan Stanley Capital Services LLC	1,223,560	(8,500)	(1,215,060)	—	—
Total	$4,578,053	$(1,045,871)	$(3,246,739)	$(80,308)	$205,135
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at November 30, 2025:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(349,072)	$349,072	$—	$—	$—
BNP Paribas	(177,436)	177,436	—	—	—
Citibank, NA	(223,694)	223,694	—	—	—
Deutsche Bank AG	(30,926)	25,241	—	—	(5,685)
JPMorgan Chase Bank N.A.	(226,469)	226,469	—	—	—
Merrill Lynch International	(290,819)	35,459	—	255,360	—
Morgan Stanley Capital Services LLC	(8,500)	8,500	—	—	—
Total	$(1,306,916)	$1,045,871	$—	$255,360	$(5,685)
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Written Options -In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options' underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
A written swaption represents an option that if exercised by the buyer, obligates the fund as option writer to enter into a pre-defined interest rate agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above ifthe market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund's investments, to adjust the fund's sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At November 30, 2025, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended November 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 11/30/25	Year ended 11/30/24
Ordinary income (including any short-term capital gains)	$36,026,513	$34,576,252
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 11/30/25
Cost of investments	$1,031,458,287
Gross appreciation	20,474,595
Gross depreciation	(16,051,701)
Net unrealized appreciation (depreciation)	$4,422,894
Undistributed ordinary income	28,121,270
Capital loss carryforwards	(121,165,880)
Other temporary differences	(3,392,876)
Total distributable earnings (loss)	$(92,014,592)
As of November 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(37,495,579)
Long-Term	(83,670,301)
Total	$(121,165,880)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 11/30/25	Year ended 11/30/24
Class A	$467,871	$436,903
Class B	1,084	1,800
Class C	5,982	7,652
Class I	569,779	467,619
Class R1	13,068	11,960
Class R2	9,964	10,977
Class R3	27,398	19,993
Class R4	7,689	7,710
Class R6	34,923,678	33,611,638
Total	$36,026,513	$34,576,252
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until March 31, 2027. For the year ended November 30, 2025, this management fee reduction amounted to $140,662, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended November 30, 2025 was equivalent to an annual effective rate of 0.53% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2027. For the year ended November 30, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $740 for the year ended November 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$36,290
Class B	0.75%	0.25%	1.00%	1.00%	441
Class C	0.75%	0.25%	1.00%	1.00%	2,403
Class R1	0.75%	0.25%	1.00%	1.00%	5,259
Class R2	0.25%	0.25%	0.50%	0.50%	1,680
Class R3	—	0.25%	0.25%	0.25%	2,116
Total Distribution and Service Fees					$48,189
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended November 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended November 30, 2025, this rebate amounted to $22 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended November 30, 2025, were as follows:
Amount
Class A	$27,753
Class B	—
Class C	47
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended November 30, 2025, the fee was $17,616, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended November 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $55,210.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended November 30, 2025 was equivalent to an annual effective rate of 0.0141% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$27
8/19/2024	Redemption	Class I	12	97

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended November 30, 2025, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, were as follows:
	Purchases	Sales
U.S. Government securities	$292,244,631	$307,960,972
Non-U.S. Government securities	1,015,299,249	1,008,362,450
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 11/30/25		Year ended 11/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	649,623	$5,334,479	734,978	$6,002,698
Class B	1,307	10,679	—	—
Class C	21,486	175,096	3,333	27,062
Class I	1,045,503	8,638,243	1,135,600	9,186,529
Class R1	5,326	43,473	4,605	37,188
Class R2	2,293	18,660	8,097	65,644
Class R3	47,028	388,687	53,050	426,274
Class R4	25,837	214,730	6,894	55,255
Class R6	11,314,135	92,548,919	7,580,977	61,158,492
	13,112,538	$107,372,966	9,527,534	$76,959,142
Shares issued to shareholders in reinvestment of distributions
Class A	56,208	$463,348	53,200	$432,921
Class B	131	1,074	221	1,788
Class C	727	5,974	945	7,647
Class I	67,088	551,215	56,448	456,816
Class R1	1,593	13,068	1,478	11,954
Class R2	1,196	9,808	1,341	10,845
Class R3	3,341	27,398	2,470	19,993
Class R4	914	7,506	952	7,710
Class R6	4,254,723	34,905,739	4,154,144	33,594,209
	4,385,921	$35,985,130	4,271,199	$34,543,883
Shares reacquired
Class A	(977,770)	$(8,018,851)	(622,022)	$(5,064,354)
Class B	(4,409)	(35,961)	(5,908)	(47,534)
Class C	(25,737)	(208,940)	(8,447)	(68,690)
Class I	(448,266)	(3,657,944)	(578,842)	(4,703,718)
Class R1	(2,175)	(17,685)	(13,261)	(106,136)
Class R2	(17,826)	(145,228)	(13,647)	(109,238)
Class R3	(5,464)	(44,626)	(19,960)	(161,407)
Class R4	(11,765)	(95,790)	(1,702)	(13,643)
Class R6	(19,227,626)	(156,581,155)	(7,277,100)	(58,940,437)
	(20,721,038)	$(168,806,180)	(8,540,889)	$(69,215,157)

MFS Global Opportunistic Bond Fund
Notes to Financial Statements  - continued
	Year ended 11/30/25		Year ended 11/30/24
	Shares	Amount	Shares	Amount
Net change
Class A	(271,939)	$(2,221,024)	166,156	$1,371,265
Class B	(2,971)	(24,208)	(5,687)	(45,746)
Class C	(3,524)	(27,870)	(4,169)	(33,981)
Class I	664,325	5,531,514	613,206	4,939,627
Class R1	4,744	38,856	(7,178)	(56,994)
Class R2	(14,337)	(116,760)	(4,209)	(32,749)
Class R3	44,905	371,459	35,560	284,860
Class R4	14,986	126,446	6,144	49,322
Class R6	(3,658,768)	(29,126,497)	4,458,021	35,812,264
	(3,222,579)	$(25,448,084)	5,257,844	$42,287,868
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 31%, 25%, 19%, 5%, 4%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2045 Fund and the MFS Lifetime 2050 Fund were the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended November 30, 2025, the fund’s commitment fee and interest expense were $5,174 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended November 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$19,499,742	$741,411,423	$750,418,132	$(4,542)	$832	$10,489,323

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,179,715	$—

MFS Global Opportunistic Bond Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Global Opportunistic Bond Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global Opportunistic Bond Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of November 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
January 14, 2026

MFS Global Opportunistic Bond Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Opportunistic Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Opportunistic Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Opportunistic Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Global Opportunistic Bond Fund
Board Review of Investment Advisory Agreement
MFS Global Opportunistic Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
 In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
 Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge  performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Global Opportunistic Bond Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate  accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Global Opportunistic Bond Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   January 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  January 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  January 14, 2026

*  Print name and title of each signing officer under his or her signature.